Shareholder Report, Line Graph (Details) 194903_Aristotle Core Income Fund_Class H_TSR Annual {Class H} - USD ($)		12 Months Ended
	Dec. 05, 2025	Mar. 31, 2026
Class H
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 9,977
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 10,029